Transactions with Related Parties - Manning Agency Agreements & Cadetship Program Agreement (Details) (USD $)	4 Months Ended	12 Months Ended			32 Months Ended
	Apr. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to related parties		$ 82,074	$ 84,705		$ 82,074
Crewcare Inc. Manning Agency Agreements
Related Party Transaction [Line Items]
One-off recruitment fees per seaman	110				120
Monthly manning service fee per seaman	85				95
In-house training fee per seaman		30
Extra in-house training fee per seaman		50
Manning expenses		382,517	321,648	321,967
Due to related parties		82,074	84,705		82,074
Crewcare Inc. Cadetship Program Agreement
Related Party Transaction [Line Items]
Lump sum fee per cadet employed		5,000
Cadetship program expenses		$ 15,000